CONVERTIBLE NOTES - Schedule of future minimum principal repayments of the convertible notes (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CONVERTIBLE NOTES - RELATED PARTIES
2022	$ 2,596,865
2023	700,195	$ 1,966,019
2024		642,841
Convertible Notes - Related Parties	$ 3,297,060	$ 2,608,860	$ 367,857